SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2022
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31,	At December 31,
	2021	2022
	$	$
Solar power systems in operation	117,339	172,707
Solar power systems under construction	4,684	209,200
	122,023	381,907
Accumulated depreciation	(13,760)	(17,091)
Solar power systems, net	108,263	364,816